BUSINESS COMBINATIONS - Acquisition of Difier (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Nov. 14, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 16,584	$ 19,149		$ 10,569
Difier S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Total consideration paid net of cash and cash equivalents acquired			$ 25
Customer-related intangible assets recognised as of acquisition date	652
Difier S.A.
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction	$ 225